 NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund

Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund

Supplement dated May 7, 2020
to the Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Since 2018
James H. Stavena	Managing Director, Senior Portfolio Manager	Since 2018
Dimitri Curtil	Managing Director, CIO, Head of Multi-Asset	Since 2020
Torrey K. Zaches, CFA	Director, Portfolio Manager	Since 2020

2.	The information under the heading entitled “Nationwide Mellon Dynamic U.S. Core Fund” beginning on page 90 of the Prospectus is deleted in its entirety and replaced with the following:

Vassilis Dagioglu, James H. Stavena, Dimitri Curtil and Torrey K. Zaches, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Dagioglu is the head of the asset allocation portfolio management team. Mr. Dagioglu joined Mellon in 1999.

Mr. Stavena is a senior portfolio manager. Mr. Stavena joined Mellon in 1998.

Mr. Curtil is Chief Investment Officer and is the head of the multi-asset team. Mr. Curtil joined Mellon in 2006.

Mr. Zaches is a portfolio manager. Mr. Zaches joined Mellon in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE